Non-controlling interest (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended									24 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Scorpion [Member]	Dec. 31, 2011 Scorpion [Member]	Dec. 31, 2012 Archer [Member]	Dec. 31, 2011 Archer [Member]	Dec. 31, 2012 Ship Finance [Member]	Dec. 31, 2011 Ship Finance [Member]	Dec. 31, 2008 Ship Finance [Member]	Dec. 31, 2012 North Atlantic [Member]	Dec. 31, 2011 North Atlantic [Member]	Dec. 31, 2012 Seadrill Partners LLC [Member]	Dec. 31, 2011 Seadrill Partners LLC [Member]
Noncontrolling Interest [Line Items]
Share capital of North Atlantic owned by the Company (in hundredths)											73.20%		75.70%
Common units representing liability entity's interests (in shares)													10,062,500
Common unit price representing liability entity's interests (in dollars per unit)													$ 22.00
Gross proceeds from completion of IPO													$ 221.4
Expenses related completion of IPO of common units													18.7
Common units issued in connection with an over allotment option (in shares)													1,312,500
Common units owned upon completion of IPO (in shares)													14,752,525
Subordinated units owned upon completion of IPO (in shares)													16,543,350
Number of sale and leaseback arrangements for drilling rigs with Ship Finance										5
Number of Ship Finance companies acquired									1
Acquisition of remaining equity shares of former VIE									47
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	325	539		0	0	0	326	215	213		110	0	0	0
Changes during period	99	(295)		0	0	0	(320)	20	(46)		10	71	69	0
Net income (loss)	97	81	55	0	0	0	(6)	39	48		48	39	10	0
Balance, end of period	$ 521	$ 325	$ 539	$ 0	$ 0	$ 0	$ 0	$ 274	$ 215		$ 168	$ 110	$ 79	$ 0